MORGAN STANLEY INSTITUTIONAL FUND, INC.

522 Fifth Avenue

New York, NY 10036

June 25, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Morgan Stanley Institutional Fund, Inc.

Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of Morgan Stanley Institutional Fund, Inc., a Maryland corporation (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing with the Securities and Exchange Commission under the 1933 Act is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to two proposed Agreements and Plans of Reorganization, pursuant to which substantially all of the assets and liabilities of the Global Discovery Portfolio, a series of the Registrant, and the Global Insight Portfolio, a series of the Registrant, will be transferred to the Global Advantage Portfolio, a series of the Registrant (“MSIF Global Advantage”), in exchange for shares of common stock of MSIF Global Advantage.

Pursuant to Rule 488, the Registration Statement designates an effective date of July 25, 2018.  No fees are required in connection with this filing.  Should you have any questions regarding the Registration Statement on Form N-14 or the foregoing matters, please do not hesitate to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai